CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (16,998,000)	$ (5,032,000)
Changes in current assets and liabilities:
Prepaid expenses	(26,000)	(68,000)
Accrued expenses	1,296,000	386,000
Net cash used in operating activities	(3,251,000)	(3,523,000)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities	451,000	(447,000)
Cash Flows from Financing Activities:
Payment of offering costs on Public Units	(1,243,000)	(1,782,000)
Net cash provided by financing activities	3,501,000	3,264,000
Increase (decrease) in cash and cash equivalents	722,000	(604,000)
Cash, beginning of year	1,160,000	1,923,000	$ 1,923,000
Cash, end of year	1,882,000	1,319,000	1,160,000	$ 1,923,000
Monterey Capital Acquisition Corporation
Cash Flows from Operating Activities:
Net loss			(14,943,203)	(3,763,638)
Adjustments to reconcile net loss to net cash used in operating activities:
Dividend and interest income			(4,551,468)	(1,289,804)
Changes in current assets and liabilities:
Prepaid expenses			2,616	(6,783)
Accrued expenses			1,690,096	1,416,422
Due to Sponsor - related party			58,500	9,960
Income taxes payable			(302,699)	240,507
Net cash used in operating activities			(2,446,158)	(623,336)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(2,491,431)	(92,920,000)
Redemption of investments in Trust Account in connection with Public Share redemptions			20,961,169	0
Net cash provided by (used in) investing activities			20,058,448	(92,920,000)
Cash Flows from Financing Activities:
Proceeds from loan payable - related party			0	274,100
Redemption of Class A common stock shares			(20,961,169)	0
Proceeds from issuance of Public Units			0	92,000,000
Term extension fees paid by target company			2,491,431	0
Payment of offering costs on Public Units			(170,000)	(1,572,782)
Proceeds from convertible notes - related party			582,457	157,000
Net cash provided by financing activities			(17,612,281)	93,544,218
Increase (decrease) in cash and cash equivalents			9	882
Cash, beginning of year	$ 5,947	$ 5,938	5,938	5,056
Cash, end of year			5,947	5,938
Supplemental disclosure of cash flow information:
Accretion to redemption value of Class A Common stock subject to possible redemption			5,925,889	15,875,111
Deferred underwriting commissions			0	3,680,000
Issuance of Representative Shares for underwriting services			0	622,882
Deemed capital contribution by the Sponsor through transfer of Class B shares			$ 0	$ 2,508,632